Subsequent events (Details)			12 Months Ended
	Apr. 17, 2025 CNY (¥) shares	Apr. 17, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsequent events
Treasury stock amount | ¥			¥ 528,393,708		¥ 420,660,053	¥ 145,866,006
American Depositary Shares
Subsequent events
Repurchased shares, average price | $ / shares				$ 2.0232
Share Repurchase Program 2022
Subsequent events
Treasury stock amount			¥ 5,311,340,628	$ 727,650,683
Share Repurchase Program 2022 | American Depositary Shares
Subsequent events
Number of shares repurchased			169,335,780	169,335,780
Repurchased shares, average price | $ / shares				$ 4.2971
Share Repurchase Program 2022 | Class A ordinary shares
Subsequent events
Number of shares repurchased			169,335,780	169,335,780
Subsequent event | Share Repurchase Program 2022
Subsequent events
Treasury stock amount	¥ 95,249,755	$ 13,049,163
Subsequent event | Share Repurchase Program 2022 | American Depositary Shares
Subsequent events
Number of shares repurchased	4,822,082	4,822,082
Repurchased shares, average price | $ / shares		$ 2.7061
Subsequent event | Share Repurchase Program 2022 | Class A ordinary shares
Subsequent events
Number of shares repurchased	4,822,082	4,822,082